Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2021
Entity Registrant Name	dei_EntityRegistrantName	HORIZON FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0001643174
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 01, 2022
Document Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2022
Prospectus Date	rr_ProspectusDate	Mar. 30, 2022
Horizon ESG Defensive Core Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

HORIZON FUNDS

Horizon ESG Defensive Core Fund

Supplement dated August 1, 2022

to the Summary Prospectus, Prospectus and

Statement of Additional Information (“SAI”)

On July 26, 2022, the Board of Trustees (the “Board”) of Horizon Funds, on behalf of its series Horizon ESG Defensive Core Fund (the “Fund”), approved the following changes to the investment objective, the investment strategy, including the Fund’s 80% investment policy, and the benchmark for the Fund, which changes are expected to take effect on or about October 1, 2022.

•	The investment objective of the Fund will be changed to reflect that the Horizon ESG Defensive Core Fund will seek to achieve comparable returns, before fees and expenses, to the MSCI ESG Leaders Index (the “ESG Index”), while mitigating downside risk through use of a risk overlay strategy (the “Risk Assist® strategy”).
•	The principal investment strategy of the Fund will be revised to reflect, that, in addition to the continued use of the Risk Assist® strategy, the Fund will utilize an index-tracking strategy that seeks to track the performance of the ESG Index.
•	The Fund’s existing 80% investment policy will be modified in accordance with the updated investment objective to reflect that, under normal circumstances, substantially all (at least 80%) of the value of Fund’s net assets will be invested in equity securities included in the ESG Index and defensive investments consistent with the Risk Assist® strategy.
•	The primary benchmark of the Fund will be changed to the MSCI USA ESG Leaders Index and the existing primary benchmark, the MSCI USA Index, will become the Fund’s secondary benchmark.

Notice is hereby provided to shareholders of the Fund that the foregoing changes are anticipated to take effect on or about October 1, 2022.

Each of these changes will be reflected in a new prospectus, summary prospectus and SAI dated on or about October 1, 2022. A revised summary prospectus, which incorporates the foregoing changes, will be provided to shareholders of the Fund once these changes go into effect. Copies of the preliminary prospectus and SAI have been filed with the Securities and Exchange Commission (“SEC”) which reflect the foregoing changes and which are publicly available on the SEC’s website. For more information about these changes, or to obtain a copy of the preliminary prospectus or SAI, please call (toll free) 1-855-754-7932.

* * * * *

Please retain this supplement for your reference.